Risk Management - Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (Details) - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,204,773	£ 1,172,063
ECL coverage	100.00%
Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 25,393	£ 25,383
ECL coverage	0.70%	0.70%
Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 338,191	£ 322,439
ECL coverage	0.10%	0.10%
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 479	£ 561
ECL coverage	3.20%	3.80%
100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 472	£ 238
ECL coverage	1.90%	8.10%
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 9,659	£ 9,149
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 86,454	£ 71,589
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,932	£ 3,338
ECL coverage	0.00%	0.10%
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 68,492	£ 63,328
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,106	£ 3,364
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 57,831	£ 58,503
ECL coverage	0.00%	0.00%
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,292	£ 3,126
ECL coverage	0.20%	0.20%
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 55,292	£ 55,905
ECL coverage	0.00%	0.00%
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,853	£ 3,075
ECL coverage	0.70%	0.50%
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 48,085	£ 48,793
ECL coverage	0.10%	0.10%
Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 1,610	£ 2,460
ECL coverage	3.40%	2.70%
Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 17,573	£ 19,988
ECL coverage	0.50%	0.50%
Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 462	£ 310
ECL coverage	15.10%	16.70%
Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,992	£ 4,095
ECL coverage	1.40%	1.80%
Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 144,827	£ 146,201
ECL coverage	2.30%	2.70%
Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,037	£ 1,849
ECL coverage	47.80%	51.00%
Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 43,438	£ 37,336
ECL coverage	0.00%	0.00%
Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,658	£ 22,071
ECL coverage	0.00%	0.10%
Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,524	£ 13,207
ECL coverage	0.10%	0.10%
Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,933	£ 29,124
ECL coverage	0.20%	0.20%
Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,983	£ 25,725
ECL coverage	0.60%	0.80%
Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,629	£ 14,486
ECL coverage	4.60%	6.20%
Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,625	£ 2,403
ECL coverage	21.10%	25.40%
Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,956	£ 8,002
ECL coverage	0.80%	4.30%
Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 278	£ 395
ECL coverage	10.30%	44.80%
Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 1
ECL coverage	0.00%	0.00%
Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 4	£ 3
ECL coverage	0.00%	0.00%
Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2	£ 55
ECL coverage	0.00%	0.00%
Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,518	£ 5,385
ECL coverage	0.20%	0.10%
Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 5	£ 1,877
ECL coverage	0.00%	0.20%
Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 148	£ 238
ECL coverage	0.70%	6.70%
Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1	£ 48
ECL coverage	0.00%	18.60%
Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,749	£ 24,511
ECL coverage	11.50%	10.20%
Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 308	£ 296
ECL coverage	82.10%	80.60%
Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1	£ 10
ECL coverage	0.00%	0.00%
Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 564	£ 487
ECL coverage	0.20%	0.20%
Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,557	£ 2,389
ECL coverage	0.30%	0.30%
Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,366	£ 4,191
ECL coverage	0.50%	0.50%
Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,976	£ 8,364
ECL coverage	1.50%	1.40%
Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,087	£ 7,991
ECL coverage	5.90%	8.70%
Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 890	£ 783
ECL coverage	38.50%	45.00%
Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,918	£ 3,366
ECL coverage	0.80%	1.30%
Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 191	£ 273
ECL coverage	11.60%	11.40%
Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0
ECL coverage	0.00%	0.00%
Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 6	£ 3
ECL coverage	0.00%	0.00%
Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 17	£ 8
ECL coverage	0.00%	0.00%
Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,194	£ 2,676
ECL coverage	0.20%	0.30%
Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 66	£ 26
ECL coverage	0.00%	0.00%
Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 437	£ 377
ECL coverage	0.00%	0.30%
Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 7	£ 3
ECL coverage	12.50%	25.00%
Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 116,204	£ 110,322
ECL coverage	0.70%	0.80%
Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,260	£ 885
ECL coverage	23.70%	28.10%
Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	£ 43,437	£ 37,325
ECL coverage	0.00%	0.00%
Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,084	£ 21,578
ECL coverage	0.00%	0.10%
Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,948	£ 10,755
ECL coverage	0.10%	0.10%
Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,855	£ 16,872
ECL coverage	0.10%	0.20%
Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,936	£ 15,458
ECL coverage	0.50%	0.50%
Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,957	£ 5,880
ECL coverage	2.70%	3.00%
Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,727	£ 1,569
ECL coverage	7.80%	9.60%
Gross exposure | Net gains on financial instruments designated at fair value
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 16,338	£ 16,469
Gross exposure | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	4,997	8,362	£ 11,798
Gross exposure | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	22,306	27,287	27,678
Gross exposure | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	3,949	3,411	7,962
Gross exposure | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	116,995	111,158	111,545
Gross exposure | ECL | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	25,577	25,563
Gross exposure | ECL | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	338,427	322,732
Gross exposure | ECL | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	495	583
Gross exposure | ECL | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	481	259
Gross exposure | ECL | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,661	9,150
Gross exposure | ECL | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	86,457	71,591
Gross exposure | ECL | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,934	3,340
Gross exposure | ECL | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	68,500	63,335
Gross exposure | ECL | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,108	3,368
Gross exposure | ECL | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	57,844	58,516
Gross exposure | ECL | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,296	3,133
Gross exposure | ECL | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	55,312	55,927
Gross exposure | ECL | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,872	3,089
Gross exposure | ECL | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	48,127	48,843
Gross exposure | ECL | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,667	2,528
Gross exposure | ECL | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,657	20,092
Gross exposure | ECL | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	544	372
Gross exposure | ECL | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,049	4,169
Gross exposure | ECL | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	148,247	150,218
Gross exposure | ECL | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	3,901	3,777
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	43,444	37,338
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	22,667	22,084
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	14,541	13,224
Gross exposure | ECL | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	27,988	29,195
Gross exposure | ECL | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	18,098	25,933
Gross exposure | ECL | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	14,279	15,446
Gross exposure | ECL | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	3,329	3,221
Gross exposure | ECL | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	4,997	8,362
Gross exposure | ECL | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	310	716
Gross exposure | ECL | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Gross exposure | ECL | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	4	3
Gross exposure | ECL | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	2	55
Gross exposure | ECL | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	4,526	5,392
Gross exposure | ECL | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	5	1,881
Gross exposure | ECL | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	149	255
Gross exposure | ECL | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1	59
Gross exposure | ECL | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	22,306	27,287
Gross exposure | ECL | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,724	1,522
Gross exposure | ECL | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	1	10
Gross exposure | ECL | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	565	488
Gross exposure | ECL | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	2,564	2,396
Gross exposure | ECL | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	4,388	4,213
Gross exposure | ECL | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	3,022	8,485
Gross exposure | ECL | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	8,596	8,750
Gross exposure | ECL | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,446	1,423
Gross exposure | ECL | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	3,949	3,411
Gross exposure | ECL | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	216	308
Gross exposure | ECL | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | ECL | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	6	3
Gross exposure | ECL | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	17	8
Gross exposure | ECL | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	3,199	2,684
Gross exposure | ECL | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	66	26
Gross exposure | ECL | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	437	378
Gross exposure | ECL | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	8	4
Gross exposure | ECL | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	116,995	111,158
Gross exposure | ECL | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,651	1,231
Gross exposure | ECL | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	43,443	37,327
Gross exposure | ECL | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	22,092	21,590
Gross exposure | ECL | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	11,958	10,765
Gross exposure | ECL | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	15,875	16,906
Gross exposure | ECL | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	15,005	15,541
Gross exposure | ECL | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	5,097	6,063
Gross exposure | ECL | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,874	1,735
Gross exposure | Stage 1 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,247	22,373
Gross exposure | Stage 1 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	323,951	303,162
Gross exposure | Stage 1 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Stage 1 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Stage 1 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,351	9,071
Gross exposure | Stage 1 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	86,137	70,899
Gross exposure | Stage 1 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,934	3,337
Gross exposure | Stage 1 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	68,407	63,058
Gross exposure | Stage 1 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,717	3,211
Gross exposure | Stage 1 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	56,893	55,992
Gross exposure | Stage 1 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,177	2,848
Gross exposure | Stage 1 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	54,576	54,685
Gross exposure | Stage 1 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,309	2,388
Gross exposure | Stage 1 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	45,417	45,196
Gross exposure | Stage 1 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	730	1,501
Gross exposure | Stage 1 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	11,878	12,758
Gross exposure | Stage 1 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	29	17
Gross exposure | Stage 1 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	643	574
Gross exposure | Stage 1 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	132,689	133,262
Gross exposure | Stage 1 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	43,319	37,191
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	22,522	21,992
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	13,973	12,904
Gross exposure | Stage 1 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	27,658	28,865
Gross exposure | Stage 1 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	14,991	22,317
Gross exposure | Stage 1 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	9,914	9,745
Gross exposure | Stage 1 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	312	248
Gross exposure | Stage 1 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	4,537	7,257	10,458
Gross exposure | Stage 1 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	4	3
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	2	55
Gross exposure | Stage 1 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	4,526	5,392
Gross exposure | Stage 1 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	4	1,803
Gross exposure | Stage 1 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Gross exposure | Stage 1 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	17,629	22,315	22,669
Gross exposure | Stage 1 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	1	10
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	565	488
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	2,562	2,394
Gross exposure | Stage 1 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	4,384	4,210
Gross exposure | Stage 1 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	2,905	8,360
Gross exposure | Stage 1 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	7,018	6,699
Gross exposure | Stage 1 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	194	154
Gross exposure | Stage 1 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	3,329	2,734	6,915
Gross exposure | Stage 1 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	6	3
Gross exposure | Stage 1 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	17	8
Gross exposure | Stage 1 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	3,199	2,684
Gross exposure | Stage 1 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	65	25
Gross exposure | Stage 1 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	41	14
Gross exposure | Stage 1 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1	0
Gross exposure | Stage 1 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	107,194	100,956	100,121
Gross exposure | Stage 1 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Stage 1 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	43,318	37,180
Gross exposure | Stage 1 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	21,947	21,498
Gross exposure | Stage 1 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	11,392	10,447
Gross exposure | Stage 1 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	15,549	16,579
Gross exposure | Stage 1 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	12,017	12,129
Gross exposure | Stage 1 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	2,854	3,029
Gross exposure | Stage 1 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	117	94
Gross exposure | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,835	2,607
Gross exposure | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,995	19,311
Gross exposure | Lifetime expected credit losses | Stage 2 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	310	79
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	320	692
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	3
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	93	277
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	391	157
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	951	2,524
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	119	285
Gross exposure | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	736	1,242
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	563	701
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,710	3,647
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	937	1,027
Gross exposure | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,779	7,334
Gross exposure | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	515	355
Gross exposure | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,406	3,595
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	11,654	13,175
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	122	143
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	145	92
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	568	320
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	330	330
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	3,107	3,616
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	4,365	5,701
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	3,017	2,973
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	150	389	362
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	1	78
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	148	252
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1	59
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	2,953	3,450	3,880
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	2	2
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	4	3
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	117	125
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	1,578	2,051
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,252	1,269
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	404	369	524
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	396	364
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	7	4
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	8,147	8,967	10,484
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	122	143
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	145	92
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	566	318
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	326	327
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	2,988	3,412
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	2,243	3,034
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,757	1,641
Gross exposure | Lifetime expected credit losses | Stage 3 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	495	583
Gross exposure | Lifetime expected credit losses | Stage 3 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	481	259
Gross exposure | Lifetime expected credit losses | Stage 3 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	495	583
Gross exposure | Lifetime expected credit losses | Stage 3 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	481	259
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	3,904	3,781
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	3,901	3,777
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	3	4
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	310	716	978
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	310	716
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	1,724	1,522	1,129
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,724	1,522
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	216	308	523
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	216	308
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	1,654	1,235	940
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	1,651	1,231
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	3	4
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(3,860)	(4,514)
Accumulated impairment | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(41)	(360)	(393)
Accumulated impairment | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(2,557)	(2,776)	(2,276)
Accumulated impairment | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(31)	(45)	(238)
Accumulated impairment | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(791)	(836)	(872)
Accumulated impairment | ECL | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(184)	(180)
Accumulated impairment | ECL | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(236)	(293)
Accumulated impairment | ECL | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(22)
Accumulated impairment | ECL | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(21)
Accumulated impairment | ECL | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(1)
Accumulated impairment | ECL | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(2)
Accumulated impairment | ECL | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Accumulated impairment | ECL | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(8)	(7)
Accumulated impairment | ECL | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(4)
Accumulated impairment | ECL | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(13)	(13)
Accumulated impairment | ECL | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(7)
Accumulated impairment | ECL | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(20)	(22)
Accumulated impairment | ECL | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(19)	(14)
Accumulated impairment | ECL | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(42)	(50)
Accumulated impairment | ECL | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(57)	(68)
Accumulated impairment | ECL | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(84)	(104)
Accumulated impairment | ECL | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(82)	(62)
Accumulated impairment | ECL | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(57)	(74)
Accumulated impairment | ECL | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(3,420)	(4,017)
Accumulated impairment | ECL | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1,864)	(1,928)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(2)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(13)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(17)	(17)
Accumulated impairment | ECL | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(55)	(71)
Accumulated impairment | ECL | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(115)	(208)
Accumulated impairment | ECL | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(650)	(960)
Accumulated impairment | ECL | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(704)	(818)
Accumulated impairment | ECL | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(41)	(360)
Accumulated impairment | ECL | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(321)
Accumulated impairment | ECL | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(7)
Accumulated impairment | ECL | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	(4)
Accumulated impairment | ECL | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(17)
Accumulated impairment | ECL | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	(11)
Accumulated impairment | ECL | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(2,557)	(2,776)
Accumulated impairment | ECL | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1,416)	(1,226)
Accumulated impairment | ECL | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Accumulated impairment | ECL | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(7)
Accumulated impairment | ECL | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(22)	(22)
Accumulated impairment | ECL | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(46)	(121)
Accumulated impairment | ECL | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(509)	(759)
Accumulated impairment | ECL | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(556)	(640)
Accumulated impairment | ECL | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(31)	(45)
Accumulated impairment | ECL | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(25)	(35)
Accumulated impairment | ECL | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(5)	(8)
Accumulated impairment | ECL | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | ECL | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Accumulated impairment | ECL | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Accumulated impairment | ECL | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(791)	(836)
Accumulated impairment | ECL | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(391)	(346)
Accumulated impairment | ECL | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(2)
Accumulated impairment | ECL | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(12)
Accumulated impairment | ECL | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(10)	(10)
Accumulated impairment | ECL | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(34)
Accumulated impairment | ECL | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(69)	(83)
Accumulated impairment | ECL | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(140)	(183)
Accumulated impairment | ECL | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(147)	(166)
Accumulated impairment | Stage 1 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(42)	(45)
Accumulated impairment | Stage 1 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(113)	(122)
Accumulated impairment | Stage 1 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Stage 1 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Stage 1 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Accumulated impairment | Stage 1 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(2)
Accumulated impairment | Stage 1 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Accumulated impairment | Stage 1 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(8)	(6)
Accumulated impairment | Stage 1 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(3)
Accumulated impairment | Stage 1 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(12)	(12)
Accumulated impairment | Stage 1 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(3)
Accumulated impairment | Stage 1 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(19)	(21)
Accumulated impairment | Stage 1 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(12)	(8)
Accumulated impairment | Stage 1 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(31)	(36)
Accumulated impairment | Stage 1 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(21)	(27)
Accumulated impairment | Stage 1 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(39)	(43)
Accumulated impairment | Stage 1 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Accumulated impairment | Stage 1 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(2)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(491)	(610)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	0
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(13)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(15)	(15)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(53)	(68)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(86)	(168)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(292)	(318)
Accumulated impairment | Stage 1 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(28)
Accumulated impairment | Stage 1 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(11)	(12)
Accumulated impairment | Stage 1 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(7)
Accumulated impairment | Stage 1 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	(4)
Accumulated impairment | Stage 1 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(334)	(412)	(331)
Accumulated impairment | Stage 1 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(7)
Accumulated impairment | Stage 1 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(22)	(22)
Accumulated impairment | Stage 1 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(37)	(109)
Accumulated impairment | Stage 1 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(242)	(254)
Accumulated impairment | Stage 1 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(25)	(19)
Accumulated impairment | Stage 1 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(5)	(8)	(38)
Accumulated impairment | Stage 1 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(5)	(8)
Accumulated impairment | Stage 1 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(144)	(179)	(304)
Accumulated impairment | Stage 1 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(4)	0
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(12)
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(8)
Accumulated impairment | Stage 1 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(18)	(31)
Accumulated impairment | Stage 1 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(49)	(55)
Accumulated impairment | Stage 1 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(50)	(64)
Accumulated impairment | Stage 1 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(9)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(126)	(113)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(114)	(150)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(4)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(7)	(6)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(11)	(14)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(36)	(41)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(45)	(61)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(82)	(61)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(56)	(72)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(1,063)	(1,477)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(29)	(40)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(358)	(642)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(672)	(790)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(28)	(25)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(17)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	(11)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(807)	(1,138)	(1,127)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(12)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(267)	(505)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(531)	(621)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)	(29)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(254)	(309)	(275)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(28)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	(90)	(119)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	(140)	(157)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(22)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(21)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(22)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(21)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Higher Risk | 11.35% to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	(1,866)	(1,930)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1,864)	(1,928)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(321)	(356)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(321)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail mortgages | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	(1,416)	(1,226)	(818)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(1,416)	(1,226)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	(25)	(35)	(171)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(25)	(35)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Retail other | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	(393)	(348)	£ (293)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | 100%
Disclosure of internal credit grades [line items]
Credit exposure	(391)	(346)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.0 to 0.05%
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.05 to 0.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.15 to 0.30%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Strong | 0.30 to 0.60%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 | Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0